Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2024
Share capital and reserves
Summary of allotted, called up and fully paid shares

	June 30,		December 31,
	2024		2023
	No.	£	No.	£
Ordinary of $0.0001 each	223,249,244	16,854	221,249,244	16,681
	223,249,244	16,854	221,249,244	16,681

Summary of ordinary shares issued

	Shares Issued	Proceeds Received	Premium arising
	No.	£ 000	£ 000
SF Investment (March 13, 2024)	2,000,000	15,629	15,629

Summary of nature and purpose of other reserves

	June 30,	December 31,
	2024	2023
	£ 000	£ 000
Share based payment reserve	26,292	21,140
Foreign currency translation reserve	2,646	1,484
Warrant reserve	13,475	9,292
Merger reserve	54,841	54,841
	97,254	86,757